Document and Entity Information	Jan. 17, 2020
Document and Entity Information
Document Type	8-K
Document Period End Date	Jan. 17, 2020
Entity File Number	001-36690
Entity Registrant Name	Zayo Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1398293
Entity Address, Address Line One	1821 30th Street, Unit A,
Entity Address, State or Province	CO
Entity Address, City or Town	Boulder
Entity Address, Postal Zip Code	80301
City Area Code	303
Local Phone Number	381-4683
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ZAYO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001608249
Amendment Flag	false